SCHEDULE OF DETAILS OF BANK AND OTHER BORROWINGS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Loan 1 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 3,088,800
Inception date	18/2/2021
Maturity date	18/1/2030
Repayment terms	Repayable on demand
Security	Government Guarantee and director’s personal guarantee
Outstanding Amount	$ 1,902,467	$ 1,941,641	$ 2,359,432
Loan 1 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	2.75%
Loan 1 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	3.00%
Loan 2 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 20,000,000
Interest rate p.a	10.00%
Inception date	17/7/2017
Maturity date	17/6/2029
Repayment terms	Repayable on demand
Security	Not secured
Outstanding Amount		20,000,000	20,000,000
Loan 3 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 2,000,000
Interest rate p.a	5.00%
Inception date	15/5/2010
Maturity date	On demand
Repayment terms	Repayable on demand
Security	Director’s personal patent right
Outstanding Amount		2,000,000	2,000,000
Loan 4 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 3,610,000
Interest rate p.a	5.00%
Inception date	9/3/2018
Maturity date	On demand
Repayment terms	Repayable on demand
Security	Not secured
Outstanding Amount		3,610,000	3,610,000
Loan 5 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 990,000
Interest rate p.a	5.00%
Inception date	9/4/2018
Maturity date	On demand
Repayment terms	Repayable on demand
Security	Not secured
Outstanding Amount		990,000	990,000
Loan 6 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 1,004,400
Inception date	9/7/2021
Maturity date	9/6/2030
Repayment terms	Repayable on demand
Security	Government Guarantee and director’s personal guarantee
Outstanding Amount	$ 682,014	682,014	828,543
Loan 6 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	2.75%
Loan 6 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	3.00%
Loan 7 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 3,000,000
Inception date	21/5/2025
Maturity date	21/5/2028
Repayment terms	Repayable on demand
Security	Director’s personal guarantee
Outstanding Amount	$ 2,107,036
Loan 7 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	2.84%
Loan 7 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	5.73%
Loan 8 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 2,500,000
Interest rate p.a	6.25%
Inception date	14/1/2026
Maturity date	13/1/2031
Repayment terms	Repayable on demand
Security	One unit of BocaSL Adiabatic Air Cooled Magnetic Oil Free Centrifugal Chiller (Model: BOSL-300)
Outstanding Amount	$ 2,287,378